Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)		Dec. 31, 2023 USD ($)		Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)		Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

The following table sets forth information concerning the compensation of our CEO and other NEOs for each of the fiscal years ending December 31, 2024, 2023, 2022, 2021, and 2020, and our financial performance for each such fiscal year.

					Value of Initial $100 Investment Based on:
Year	Summary Compensation Table Total for CEO[1]	Compensation Actually Paid Total to CEO	Average Summary Compensation Table Total for Non-CEO NEOs[2]	Average Compensation Actually Paid to non-CEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return[8]	Net Income ($ in millions)	Return on Equity
2024[3]	$9,213,633	$23,395,090	$2,611,210	$4,856,754	$224	$133	$1,166	15.93%
2023[4]	$8,358,550	$15,412,681	$1,948,256	$2,572,881	$161	$104	$1,161	17.91%
2022[5]	$9,076,408	$6,591,588	$2,236,396	$2,110,635	$135	$105	$1,128	19.51%
2021[6]	$8,649,172	$27,525,426	$1,938,007	$3,294,597	$162	$126	$873	15.70%
2020[7]	$6,933,775	$13,751,400	$1,284,762	$1,961,710	$104	$90	$568	11.17%

1.	The CEO in 2024, 2023, 2022, 2021, and 2020 was Dominic Ng.
2.	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, and Parker L. Shi in 2024; Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause,

Parker L. Shi, and Gary Teo in 2023; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021; Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.

3.	The LTI Plan for the 2024-2026 performance period has an estimated payout of 175%. The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period paid out at 173%.
4.	The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period paid out at 178%.
5.	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.
6.	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.
7.	The LTI Plan for the 2020-2022 performance period has an estimated payout of 175%. The LTI Plan for the 2019-2021 performance period has an estimated payout of 175%. The LTI Plan for the 2018-2020 performance period paid out at 167%.
8.	The peer group used is the KBW Nasdaq BANK INDEX (“BKX”).

Named Executive Officers, Footnote	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, and Parker L. Shi in 2024; Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause,

Parker L. Shi, and Gary Teo in 2023; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021; Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.

PEO Total Compensation Amount	[1]	$ 9,213,633	[2]	$ 8,358,550	[3]	$ 9,076,408	[4]	$ 8,649,172	[5]	$ 6,933,775	[6]
PEO Actually Paid Compensation Amount		$ 23,395,090	[2]	15,412,681	[3]	6,591,588	[4]	27,525,426	[5]	13,751,400	[6]
Adjustment To PEO Compensation, Footnote

The following table reconciles the total compensation shown in the “Summary Compensation Table” to the compensation actually paid to NEOs shown in the “Pay Versus Performance” table above.

			CEO				Average of Non-CEO NEOs
Year	2024	2023	2022	2021	2020	2024	2023	2022	2021	2020
Summary Compensation Table Total	$9,213,633	$8,358,550	$9,076,408	$8,649,172	$6,933,775	$2,611,210	$1,948,256	$2,236,396	$1,938,007	$1,284,762
Less: Fair Value of Stock Awards Granted in Fiscal Year	(4,712,953)	(4,745,307)	(4,538,539)	(5,065,596)	(4,487,082)	(787,163)	(691,878)	(669,169)	(774,147)	(474,638)
Add: Fair Value of Stock Awards Granted in Fiscal Year - Value at Year-End	10,079,161	7,767,249	6,470,141	9,535,338	10,627,632	1,682,152	970,333	953,841	1,118,976	1,060,278
Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year	8,009,604	1,451,398	(4,846,683)	10,881,577	1,180,999	1,113,589	153,827	(463,118)	781,123	100,365
Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year	147,519	1,919,170	(237,471)	2,894,477	(1,009,781)	132,991	124,875	(18,447)	193,214	(56,099)
Add: Dividends Paid on Unvested Shares Units for the Fiscal Year	658,126	661,621	667,731	630,458	505,857	103,977	67,467	71,132	37,423	47,041
Compensation Actually Paid	$23,395,090	$15,412,681	$6,591,587	$27,525,426	$13,751,400	$4,856,756	$2,572,880	$2,110,635	$3,294,596	$1,961,709

Non-PEO NEO Average Total Compensation Amount	[7]	$ 2,611,210	[2]	1,948,256	[3]	2,236,396	[4]	1,938,007	[5]	1,284,762	[6]
Non-PEO NEO Average Compensation Actually Paid Amount		$ 4,856,754	[2]	2,572,881	[3]	2,110,635	[4]	3,294,597	[5]	1,961,710	[6]
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Important Financial Performance Measurements
Return on Assets	Return on Equity	Total Shareholder Return

Total Shareholder Return Amount		$ 224	[2]	161	[3]	135	[4]	162	[5]	104	[6]
Peer Group Total Shareholder Return Amount	[8]	133	[2]	104	[3]	105	[4]	126	[5]	90	[6]
Net Income (Loss)		$ 1,166,000,000	[2]	$ 1,161,000,000	[3]	$ 1,128,000,000	[4]	$ 873,000,000	[5]	$ 568,000,000	[6]
Company Selected Measure Amount		15.93	[2]	17.91	[3]	19.51	[4]	15.7	[5]	11.17	[6]
PEO Name										Dominic Ng
Additional 402(v) Disclosure

Board of Directors and Corporate Governance

The following table summarizes the compensation paid by the Company to non-employee directors for the calendar year that ended December 31, 2024:

Name	Fees Earned or Paid in Cash ($)[1]	Stock Awards ($)[2]	All Other Compensation ($)	Total ($)
Manuel P. Alvarez	133,768	133,732		267,500
Molly Campbell	133,768	133,732		267,500
Archana Deskus	133,768	133,732		267,500
Serge Dumont	133,768	133,732		267,500
Rudolph I. Estrada[3] (retired)	158,768	133,732		292,500
Mark Hutchins	161,268	133,732		295,000
Paul H. Irving	156,268	133,732		290,000
Sabrina Kay	133,768	133,732		267,500
Jack C. Liu	161,268	133,732		295,000
Lester M. Sussman	201,268	133,732		335,000

1.	Annual cash retainers were paid to directors in June 2024 for service from May 2024 to May 2025.

2.	The Company granted 1,818 shares of the Company’s common stock to each non-employee director on May 28, 2024. The grant date fair value is based on the number of shares granted and the closing price of the Company’s stock on the grant date. The closing price of the Company’s common stock was $73.56 on May 28, 2024. The grant date fair values are computed in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic No. 718, Compensation—Stock Compensation. See the Company’s Annual Report on Form 10-K, Note 1 - Summary of Significant Accounting Policies, on the Company’s accounting for share-based compensation plans.

3.	Mr. Estrada retired from the Company’s Board on March 3, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name		Return on Assets
Measure:: 2
Pay vs Performance Disclosure
Name		Return on Equity
Measure:: 3
Pay vs Performance Disclosure
Name		Total Shareholder Return
PEO | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 9,213,633		$ 8,358,550		$ 9,076,408		$ 8,649,172		$ 6,933,775
PEO | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(4,712,953)		(4,745,307)		(4,538,539)		(5,065,596)		(4,487,082)
PEO | Fair Value of Stock Awards Granted in Fiscal Year - Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		10,079,161		7,767,249		6,470,141		9,535,338		10,627,632
PEO | Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		8,009,604		1,451,398		(4,846,683)		10,881,577		1,180,999
PEO | Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		147,519		1,919,170		(237,471)		2,894,477		(1,009,781)
PEO | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		658,126		661,621		667,731		630,458		505,857
PEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		23,395,090		15,412,681		6,591,587		27,525,426		13,751,400
Non-PEO NEO | Summary Compensation Table Total [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,611,210		1,948,256		2,236,396		1,938,007		1,284,762
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(787,163)		(691,878)		(669,169)		(774,147)		(474,638)
Non-PEO NEO | Fair Value of Stock Awards Granted in Fiscal Year - Value at Year-End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,682,152		970,333		953,841		1,118,976		1,060,278
Non-PEO NEO | Change in Fair Value for Stock Awards Granted in Prior Years that were Unvested at the End of Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,113,589		153,827		(463,118)		781,123		100,365
Non-PEO NEO | Change in Fair Value of Stock Awards Granted in Prior Years that Vested during the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		132,991		124,875		(18,447)		193,214		(56,099)
Non-PEO NEO | Dividends Paid on Unvested Shares Units for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		103,977		67,467		71,132		37,423		47,041
Non-PEO NEO | Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 4,856,756		$ 2,572,880		$ 2,110,635		$ 3,294,596		$ 1,961,709

[1]	The CEO in 2024, 2023, 2022, 2021, and 2020 was Dominic Ng.
[2]	The LTI Plan for the 2024-2026 performance period has an estimated payout of 175%. The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period paid out at 173%.
[3]	The LTI Plan for the 2023-2025 performance period has an estimated payout of 175%. The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period paid out at 178%.
[4]	The LTI Plan for the 2022-2024 performance period has an estimated payout of 175%. The LTI Plan for the 2021-2023 performance period has an estimated payout of 174%. The LTI Plan for the 2020-2022 performance period paid out at 182%.
[5]	The LTI Plan for the 2021-2023 performance period has an estimated payout of 175%. The LTI Plan for the 2020-2022 performance period has an estimated payout of 174%. The LTI Plan for the 2019-2021 performance period paid out at 182%.
[6]	The LTI Plan for the 2020-2022 performance period has an estimated payout of 175%. The LTI Plan for the 2019-2021 performance period has an estimated payout of 175%. The LTI Plan for the 2018-2020 performance period paid out at 167%.
[7]	The non-CEO NEOs were Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause, and Parker L. Shi in 2024; Christopher J. Del Moral-Niles, Irene H. Oh, Douglas P. Krause,

Parker L. Shi, and Gary Teo in 2023; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Gary Teo in 2022; Irene H. Oh, Douglas P. Krause, Parker L. Shi, and Nick Huang in 2021; Irene H. Oh, Douglas P. Krause, Andy Yen, Gary Teo, and Catherine Zhou in 2020.

[8]	The peer group used is the KBW Nasdaq BANK INDEX (“BKX”).